UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
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Check here if Amendment [    ]; Amendment Number:
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     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         GRI HOLDINGS LLC
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Address:      535 Boylston Street
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              Boston, MA 02116
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Form 13F File Number:   28-14322
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          George R. Ireland
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Title:         Principal of GRI Holdings, LLC, the Managing
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               Member of Geologic Resource Partners, LLC
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Phone:         617-849-8922
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Signature, Place, and Date of Signing:


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/s/ George R. Ireland          Boston, MA.              May 15, 2012
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Report Type (Check only one.):
[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
     Form 13F File Number          Name
     28-11778                      Geologic Resource Partners LLC
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